LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2016
LONG-TERM DEPOSITS AND PREPAYMENTS
LONG-TERM DEPOSITS AND PREPAYMENTS

4.  LONG-TERM DEPOSITS AND PREPAYMENTS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies and hotel suppliers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.

Components of long-term deposit and prepayments as of December 31, 2015 and 2016 were as follows:

	2015	2016
	RMB	RMB

Prepayments for purchase of long lived assets	120,699,207	625,084,070
Deposits paid to airline suppliers	141,890,707	244,072,331
Deposits paid to hotel suppliers	118,851,829	126,728,198
Deposits paid to lessors	40,360,900	21,615,099
Deposits paid to travel bureau	2,586,292	5,551,278
Others	62,397,033	124,228,221

Total	486,785,968	1,147,279,197